Information About Geographical Areas and Products - Revenue by Product and Services (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [Line Items]
Revenue		₩ 26,615,347	₩ 21,330,819	₩ 26,151,781
Revenue included in forward exchange hedging loss	[1],[2]			26,364,737
TV [member]
Disclosure of products and services [Line Items]
Revenue		5,972,637	4,331,474	6,975,269	[1]
IT [Member]
Disclosure of products and services [Line Items]
Revenue		9,419,615	7,853,034	11,197,954	[1]
Mobile and others [member]
Disclosure of products and services [Line Items]
Revenue	[3]	8,942,349	7,146,998	6,371,472	[1]
Auto [member]
Disclosure of products and services [Line Items]
Revenue		₩ 2,280,746	₩ 1,999,313	₩ 1,820,042	[1]

[1]	Revenue for 2022 excludes ~~W~~212,956 million of forward exchange hedging loss which was reclassified from accumulated other comprehensive income to revenue when the sales from the hedged forecast transactions are recognized.
[2]	Revenue for 2022 excludes ~~W~~212,956 million of forward exchange hedging loss which was reclassified from accumulated other comprehensive income to revenue when the sales from the hedged forecast transactions are recognized.
[3]	This includes royalties and other revenue.